Note 19 - Subsequent Events (Details Textual)					2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 28, 2025 shares	Jul. 23, 2025 USD ($) $ / shares shares	Jul. 16, 2025 USD ($) $ / shares shares	Jul. 02, 2025 USD ($) $ / shares	Aug. 19, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 08, 2025
Proceeds from Notes Payable								$ 500,000	$ 350,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues											$ 10,794,000
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares						700,000				200,000
Stock Issued During Period, Value, New Issues						$ 423,000	$ 1,978,000			$ 9,045,000
Subsequent Event [Member]
Minimum Percentage of Ownership to Elect Members to Board			5.00%
Number of Enrollments in Study												20
Subsequent Event [Member] | ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares					16,800,000
Subsequent Event [Member] | Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			60,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.001
Preferred Stock, Stated Value Per Share (in dollars per share) | $ / shares			1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 0.3
Stock Issued During Period, Value, New Issues			$ 60,000,000
Securities Purchase Agreement, Option to Increase Purchase, Maximum Shares (in shares) | shares			200,000
Securities Purchase Agreement, Option to Increase Purchase, Maximum Value			$ 200,000,000
Stock Proceeds to be Used for Working Capital Needs			$ 2
Subsequent Event [Member] | Seven Knots, LLC [Member] | ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	500	500,000,000
Ownership Percentage, Common Stock Issued		19.99%
Common Stock, Stated Price Per Share (in dollars per share) | $ / shares		$ 0.9726
Common Stock, Closing Sale Price (in dollars per share) | $ / shares		$ 0.5
Common Stock, Closing Sale Price, Percent		90.00%
Subsequent Event [Member] | Seven Knots, LLC [Member] | ELOC Purchase Agreement [Member] | Maximum [Member]
Common Stock, Purchase Price		$ 30,000,000
Common Stock, Closing Sale Price, Percent		96.50%
Subsequent Event [Member] | Note Warrants [Member]
Class of Warrant or Right, Issued, Percentage of Purchase Price				25.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 1.1
Subsequent Event [Member] | Note Warrants [Member] | One June Purchaser [Member]
Class of Warrant or Right, Value of Securities Called by Warrants or Rights				$ 20,833
Subsequent Event [Member] | Note Warrants [Member] | Other June Purchasers [Member]
Class of Warrant or Right, Value of Securities Called by Warrants or Rights				12,500
Subsequent Event [Member] | Note Warrants [Member] | Both July Purchasers [Member]
Class of Warrant or Right, Value of Securities Called by Warrants or Rights				8,750
Subsequent Event [Member] | Treasury Strategy Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 0.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			66,000,000
Class of Warrant or Right, Maximum Beneficial Ownership Percentage			4.99%
Class of Warrant or Right, Maximum Beneficial Ownership Percentage, With Written Notice			9.99%
Subsequent Event [Member] | July Notes [Member]
Debt Instrument, Face Amount				40,698
Proceeds from Notes Payable				$ 35,000
Subsequent Event [Member] | June and July Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage				14.00%
Debt Instrument, Term (Year)				12 months
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares				$ 0.587
Proceeds From Convertible Debt and Warrants				$ 253,333